SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Effective immediately, Greg W. Golden, CFA is removed as a portfolio manager to the Fund. All references to Greg W. Golden, CFA in the Fund’s prospectuses and Statement of Additional Information are hereby removed. Justin P. Carr, CFA and Robert M. Wicentowski, CFA remain as portfolio managers of the Fund.

October 21, 2019	LCAM109/P103SP3